EQUITY AND SHARE BASED PAYMENTS (Schedule of Options and RSAs Status Summary) (Details)		12 Months Ended
		Dec. 31, 2019 ILS (₪) shares Years ₪ / shares	Dec. 31, 2018 ILS (₪) shares Years ₪ / shares	Dec. 31, 2017 ILS (₪) shares Years ₪ / shares
Number Share Options and RSA's:
Outstanding at the end of the year		9,020,689
Number Share Options and RSA's:
Weighted average fair value of options granted using the Black & Scholes option-pricing model - per option (NIS) | ₪		₪ 3.34	₪ 4.36	₪ 5.43
The above fair value is estimated on the grant date based on the following weighted average assumptions:
Expected volatility		33.52%	34.14%	37.60%
Risk-free interest rate		0.57%	0.79%	0.53%
Expected life (years) | Years		3	3.16	3
Dividend yield	[1]
RSAs [Member]
Number Share Options and RSA's:
Outstanding at the beginning of the year		1,209,521	1,344,297	1,955,414
Granted during the year		397,476	813,310	507,146
Vested during the year		(284,427)	(791,796)	(753,106)
Forfeited during the year		(92,106)	(156,290)	(365,157)
Outstanding at the end of the year		1,230,464	1,209,521	1,344,297
Number Share Options and RSA's:
Outstanding at the end of the year | ₪ / shares		₪ 0
Share Options [Member]
Number Share Options and RSA's:
Outstanding at the beginning of the year		9,697,266	8,708,483	11,285,901
Granted during the year		1,232,226	2,536,362	1,201,358
Exercised during the year		(70,824)	(778,616)	(1,906,991)
Forfeited during the year		(235,150)	(307,055)	(988,566)
Expired during the year		(1,602,829)	(461,908)	(883,219)
Outstanding at the end of the year		9,020,689	9,697,266	8,708,483
Exercisable at the end of the year		5,623,921	6,266,965	5,190,586
Shares issued during the year due exercises		3,166	94,276	319,259
Number Share Options and RSA's:
Outstanding at the beginning of the year | ₪ / shares		₪ 28.19	₪ 29.67	₪ 29.14
Granted during the year | ₪ / shares		16.21	18.59	19.45
Exercised during the year | ₪ / shares		16.62	17.11	17.38
Forfeited during the year | ₪ / shares		18.74	18.79	22.91
Expired during the year | ₪ / shares		46.64	28.17	43.1
Outstanding at the end of the year | ₪ / shares		23.62	28.19	29.67
Exercisable at the end of the year | ₪ / shares		₪ 27.11	₪ 33.39	₪ 36.66

[1]	Due to the Full Dividend Mechanism the expected dividend yield used in the fair value determination of such options was 0% for the purpose of using the Black & Scholes option-pricing model.